N-2 - USD ($)		Apr. 20, 2026	Feb. 18, 2026
Cover [Abstract]
Entity Central Index Key		0002095816
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-292043
Investment Company Act File Number		811-24146
Document Type		N-2
Document Registration Statement		true
Post-Effective Amendment		true
Post-Effective Amendment Number		1
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		2
Entity Registrant Name		VANECK CLO OPPORTUNITIES FUND
Entity Address, Address Line One		666 Third Avenue
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10017
City Area Code		212
Local Phone Number		293-2000
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		Apr. 21, 2026
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		true
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		true
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses
(as a percentage of net assets attributable to common shares)
Class I
Management Fees	1.50%
Other Expenses(1)	1.05%
Total Annual Fund Expenses	2.55%
Less Fee Waiver/Expense Reimbursement(2)	-1.05%
Total Annual Fund Expenses after Fee Waiver/Expense Reimbursement	1.50%
(1) Other expenses are estimated for the current fiscal year based on the Fund’s fees (“Other Expenses”).
(2) The Adviser has agreed to waive the fees payable to it or to pay or absorb the Other Expenses of the Fund, including, without limitation, organization and offering expenses (excluding management fee payments; brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest and commitment fees; short dividend expense; acquired fund fees; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business – collectively, the “Exclusions”), to the extent necessary to limit the Other Expenses of the Fund less the Exclusions to the annual rate of 0.50% of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will continue until at least September 1, 2027. The Expense Limitation may be terminated by the Board upon thirty days’ written notice to the Adviser. The Expense Limitation may not be terminated by the Adviser without the consent of the Fund’s Board of Trustees. For a period not to exceed three years from the date on which a waiver is made, the Adviser may recoup amounts waived or assumed pursuant to the Expense Limitation, provided it is able to effect such recoupment without causing the Fund’s Other Expenses (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, or (b) the expense limit in effect at the time of recoupment. Additionally, the Adviser has agreed to partially waive its management fee in an amount equal to an annual rate of 0.50% based on the Fund’s average daily net assets through September 1, 2027. Separately, the Adviser has agreed to waive the fees payable to it by the Fund by any amount the Adviser or its affiliates collect as a management fee from investments in the investment companies managed by the Adviser or its affiliates.
The above Fees and Fund Expenses table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about management fees, fee waivers and other expenses is available in Management of the Fund starting on page 36 of this prospectus.

Management Fees [Percent]		1.50%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[1]	1.05%
Total Annual Expenses [Percent]		2.55%
Waivers and Reimbursements of Fees [Percent]	[2]	(1.05%)
Net Expense over Assets [Percent]		1.50%
Expense Example [Table Text Block]
Expense Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual total return, and assumes that all distributions are reinvested at net asset value and that the percentage amounts remain the same (except that the examples assume that the Expense Limitation discussed above is not renewed after its current term and that rates applied for years 3, 5 and 10 reduce annual expenses to reflect the completion of organization expense amortization). The example reflects total expenses for the one-, three-, five-, and ten-year periods:
Year	Class I
1	$15
3	$62
5	$111
10	$247
The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the Expense Example. A greater rate of annual total return than used in the Expense Example would increase the dollar amount of the asset-based fees paid by the Fund.

Expense Example, Year 01		$ 15
Expense Example, Years 1 to 3		62
Expense Example, Years 1 to 5		111
Expense Example, Years 1 to 10		$ 247
Purpose of Fee Table , Note [Text Block]
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, Note [Text Block]		(1) Other expenses are estimated for the current fiscal year based on the Fund’s fees (“Other Expenses”).
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES
Investment Objective
The Fund’s investment objective is to generate current income and, as a secondary objective, long-term capital appreciation. The Fund’s investment objective may be changed by the Board without shareholder approval. The Fund invests primarily in equity and debt tranches of CLOs rated BBB or below (or in the case of equity, unrated) that own a pool of leveraged loans (such as broadly syndicated loans). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in CLOs and securities and instruments that provide exposure to CLOs. The Fund’s 80% investment policy may be changed upon 60 days’ advance notice to shareholders. The Fund may opportunistically invest in (i) debt and equity securities issued by business development companies, (ii) leveraged loans (such as broadly syndicated loans) directly, (iii) fixed income securities, (iv) investment funds that provide exposure to leveraged loans, CLOs or other fixed income securities (including other registered investment companies, such as exchange-traded funds or listed closed-end funds, to gain exposure to particular asset classes consistent with the Fund’s investment objective, or for cash management purposes, including during periods when the Fund has large amounts of uninvested cash) and (v) CLO debt tranches rated above BBB. The Fund may invest in other registered investment companies, such as exchange-traded funds and listed closed-end funds, to gain exposure to particular asset classes consistent with the Fund’s investment objective, or for cash management purposes, including during periods when the Fund has large amounts of uninvested cash. The aforementioned investments are collectively referred to as “Target Securities.”
Structurally, CLOs are entities that are formed to manage a portfolio of leveraged loans financed with long-term financing. The CLO is comprised of leveraged loans (i.e., loans extended to borrowers with high existing debt levels or low credit ratings) which meet specified credit and diversity criteria and are subject to concentration limitations in order to create an investment portfolio that is diversified by borrowers and industries. Most leveraged loans the Fund expects to have exposure to, through CLOs and direct investments, are syndicated, meaning a group of bank or non-bank lenders collectively funds a leveraged loan made to a single borrower.
CLOs are special purpose vehicles that are typically collateralized by a pool of leveraged loans. Such leveraged loans typically are rated BB or B, or to a lesser extent, CCC or unrated, by nationally recognized statistical rating organizations. The leveraged loans held within U.S. CLOs are predominantly issued by U.S. domiciled borrowers, pay a floating interest rate based on SOFR and have a first lien on the borrower’s assets. The types of CLOs in which the Fund typically expects to invest are collateralized by domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, and including “covenant lite” loans, which have few or no financial maintenance covenants, among other types of loans. The CLOs in which the Fund may invest may also be collateralized to some extent by high yield bonds. Such securities are often referred to as “junk” or “high yield.”
The Fund may purchase CLO securities both in the primary (e.g., purchased during the initial issuance of CLO securities) and secondary markets. The Fund will identify potential investments using a bottom-up analysis which considers several factors, including an assessment of the CLO manager, the CLO’s underlying collateral, performance under various stress scenarios and an analysis of the CLO’s documentation and structural terms. The Fund’s portfolio is constructed using this bottom-up security-level analysis, combined with a top-down overlay which incorporates the Sub-Adviser’s credit views as well as risk factor positioning. The Sub-Adviser’s relationships with CLO collateral managers, underwriters and trading desks will be used to source transactions. In determining when to sell an investment, the Sub-Adviser will consider the following factors: the performance of such investment compared to initial expectations and the risk adjusted returns available in other transactions the Sub-Adviser is evaluating. The Fund’s need for capital and other factors will also be evaluated.
The Fund invests primarily in equity and debt tranches of CLOs rated BBB or below (or in the case of equity, unrated) that own a pool of leveraged loans. The Fund’s CLO investments may take the form of (i) anchor CLO equity, (ii) funds that invest in CLO equity including captive equity funds (“Underlying Funds”), and (iii) equity for loan accumulation facilities or warehouse facilities to high-quality CLO managers. Anchor CLO equity refers to the primary, foundational investor or investors who provide the initial capital for the equity tranche (residual risk layer) of a CLO. Anchor CLO equity represents the majority of the equity of a new CLO transaction and typically provides the anchor investor(s) with certain advantages in exchange for the higher risk profile of the investment, such as favorable economics in the form of levered exposure and the ability to trigger a call, reset or refinancing of the CLO. Loan accumulation or warehouse facilities are short and medium-term loan facilities that are used to accumulate leveraged loans prior to the formation of a CLO, potentially providing additional attractive risk-adjusted investment opportunities. Investors in such facilities often have the option to roll their equity into the CLO when it is launched or exit.  The underlying assets of the CLOs that the Fund intends to invest in will be comprised primarily of leveraged loans, and the performance of those loans will be a main driver of the performance of the CLO. The Fund intends to invest so as to obtain exposure across a relatively broad range of underlying borrowers, industry sectors, CLO collateral managers, and CLO vintages. The Fund structures its portfolio in such a way as to comply with quarterly diversification requirements applicable to RICs. By virtue of the Fund’s investments in CLOs, which are predominantly collateralized against pools of leveraged loans, the Fund is broadly invested with respect to credit exposure to any one particular industry or borrower, although the Fund does not operate as a “diversified” investment company within the meaning of the 1940 Act. See “Certain U.S. Federal Income Tax Matters - Taxation as a Regulated Investment Company” for the Fund’s detailed RIC diversification requirements.
The Underlying Funds in which the Fund may invest include funds that are not registered as investment companies under the 1940 Act and are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act. The Underlying Funds provide a diversified, commingled approach to investing in a portfolio of CLO equity positions from a single manager.
The Sub-Adviser seeks to conduct reasonable and appropriate analysis and due diligence in connection with investments in Underlying Funds. Due diligence may entail evaluation of important and complex business, financial, tax, accounting, operational investment and legal issues.
The due diligence process for investments in Underlying Funds begins analyzing the CLO Manager’s track record and conducting due diligence on the CLO manager themselves.  The CLO Tranche team analyzes all of the due diligence information and data received on the investment opportunity which typically includes a quantitative and qualitative analyses of a CLO Manager’s business, historical performance, projections, industry trends, and a CLO Manager’s growth potential.  Once due diligence has been completed, the team provides a formal, detailed presentation and supplemental reports to the CLO Tranche Credit Committee.  The team may work with internal and/or external legal counsel to conduct a review and analysis of the proposed terms for the Underlying Fund.
When conducting due diligence and making an assessment regarding an investment opportunity, the Sub-Adviser relies on available resources, including information provided by the CLO Manager of the Underlying Fund. The due diligence conducted on investment opportunities in Underlying Funds will necessarily be limited by, among other things, information that the Fund is able to obtain, and the Fund expects that substantially less information will be available about the Fund’s underlying investments than information that would be available for publicly traded investments.
The Fund may, at times, invest a portion of its assets (defined as net assets plus the amount of any borrowing for investment purposes) opportunistically in Target Securities that are not CLOs to achieve its investment objective. It is expected that these opportunistic investments may include (i) debt and equity securities issued by business development companies, (ii) leveraged loans (such as broadly syndicated loans) directly, (iii) fixed income securities and (iv) investment funds that provide exposure to leveraged loans CLOs or other fixed income securities (including other registered investment companies, such as exchange-traded funds or listed closed-end funds, to gain exposure to particular asset classes consistent with the Fund’s investment objective, or for cash management purposes, including during periods when the Fund has large amounts of uninvested cash), and (v) senior tranches of CLOs. With respect to the foregoing investments, the Fund’s general investment strategy is broad and is not limited to any specific industry, sector, or a minimum or maximum market cap. It is anticipated that these investments will not comprise a significant portion of the Fund’s investment portfolio and, under normal circumstances, are not expected to exceed 25% of net the Fund’s assets, measured at the time of investment.
In the case of the equity and debt tranches of CLO securities owned by the Fund, the Fund will not be able to directly enforce any rights and remedies in the event of a default of a leveraged loan held by a CLO vehicle. Likewise, shareholders of the Fund will not be able to directly enforce any rights and remedies in the event of a default of a leveraged loan.
The Fund’s Target Securities, and particularly its investments in the equity and debt tranches of CLOs and certain other opportunistic investments, are difficult to value by virtue of the fact that they generally are not publicly traded or actively traded on a secondary market but, instead, are traded on a privately negotiated over-the-counter secondary basis by institutional investors, if at all. As a result, the Fund will value these securities quarterly at fair value as determined in good faith by its Board.
The Fund intends to invest primarily in CLO securities that are U.S. dollar denominated. However, the Fund may from time to time invest up to 30% of its net assets in CLO securities that are denominated in foreign currencies. To the extent the Fund invests in non-U.S. dollar denominated securities, it may seek to hedge its exposure to foreign currency to U.S. dollars through the use of derivatives such as forward foreign currency contracts or futures contracts.
To enhance the Fund’s returns, it may borrow funds from time to time at the discretion of the Sub-Adviser within the levels permitted by the 1940 Act (which generally allows the Fund to incur leverage for up to one-third of its assets for securities representing indebtedness and up to one-half of its assets for preferred stock) when the terms and conditions available are favorable to long-term investing and well-aligned with the Fund’s investment strategy and portfolio composition. In determining whether to borrow funds, the Sub-Adviser will analyze the maturity, covenant package, haircut and rate structure of the proposed borrowings as well as the risks of such borrowings compared to the Fund’s investment outlook. The use of borrowed funds or the proceeds of issuing preferred shares to make investments has its own specific set of benefits and risks, and all of the costs of borrowing funds or issuing preferred shares will be borne by holders of the Fund’s shares.
For temporary defensive purposes, during periods of high cash inflows or outflows, or during a repurchase offer, the Fund may depart from its principal investment strategies and invest up to 100% of its assets in cash equivalents, U.S. government securities, money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments, and other high-quality short-term debt securities. During such periods, the Fund may not be able to achieve its investment objective. The Fund may also pursue temporary defensive positions in anticipation of or in an attempt to respond to adverse market, economic, political or other conditions. Such a position could have the effect of reducing any benefit the Fund may receive from a market increase.
While a registered closed-end management investment company may list its shares for trading in the public markets, the Fund has currently elected not to do so. Accordingly, you may not be able to sell your shares when and/or in the amount that you desire. You should consider shares of the Fund to be an illiquid investment. There is no guarantee that you will be able to sell your shares at any given time or in the quantity that you desire or that the Fund will be able to make any distributions or maintain a certain level of distributions to shareholders. In addition, the Fund’s repurchase offers may subject the Fund and its shareholders to special risks. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund’s shares and should be viewed as a long-term investment. Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs.
Overview of Collateralized Loan Obligations
CLOs are special purpose vehicles that are typically collateralized by a pool of leveraged loans. The types of CLOs in which the Fund typically expects to invest are collateralized by domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, and including “covenant lite” loans, which have few or no financial maintenance covenants, among other types of loans. The CLOs in which the Fund may invest may also be collateralized to some extent by high yield bonds. Such securities are often referred to as “junk or “high yield.” The CLO raises capital by issuing multiple tranches of debt and an equity tranche. The rated CLO debt tranches consist of long-term financing with specified financing terms, including floating interest rates at a stated spread over SOFR.
In a typical CLO, the capital structure would include approximately 75% to 90% debt, with the remainder comprising the junior most CLO securities, typically referred to as the CLO’s equity tranche. Interest cashflows derived from the pool of leveraged loans are generally allocated sequentially in this order:
(1) Administrative expenses in the CLO
(2) Senior collateral management fee
(3) Interest expense on senior debt tranches
(4) Interest expense on junior debt tranches
(5) Junior management fees
(6) Remainder to the equity tranche
This sequential cashflow allocation is usually referred to as the “payment waterfall.” The most subordinated tranche of securities is, therefore, the most sensitive to defaults and realized losses from the underlying leveraged loans while the rated-tranches have lower corresponding risk (and offer lower potential returns).
The equity tranche represents the most junior tranche in the CLO capital structure. An investor in the equity tranche expects that the interest received from the leveraged loans will exceed the expenses in the CLO structure. While the equity tranche will bear the loss from any defaults in the CLO structure, the equity tranche investor expects the cash-flow profitability of the CLO to be in excess of these losses. Additionally, the majority holder of the CLO equity tranche will have the ability to wind up the CLO early or refinance tranches of the CLO’s liabilities at more favorable rates, which could enhance returns to the equity tranche. If this does not occur, then the investors in the equity tranche will experience a lower level of distributions and may incur a complete loss in investment. If losses on the CLO’s loans increase above certain levels, the CLO’s debt investors are also at risk of principal loss.
Debt tranches of CLOs are typically rated by Moody’s, S&P or Fitch and have a stated coupon or spread over SOFR. CLO debt tranches may be rated AAA to B. Equity tranches of CLOs are unrated and do not have a stated coupon. They receive the cashflow after all other payments in the payment waterfall are made. The detailed CLO payment waterfall is provided in the CLO’s prospectus and the quarterly calculations are distributed to investors by the CLO’s trustee.
Each tranche within a CLO has voting rights on any amendments that would have a material effect on such tranche. Neither the debt tranches nor the equity tranche of CLOs have voting rights on the management of the underlying leveraged loan portfolio. The third-party CLO manager is responsible for management of the underlying leveraged loan portfolio. The holders of the equity tranches of CLOs typically have the right to approve and/or replace the CLO collateral manager after such CLO manager has triggered a default. The majority holder (or holders) of the equity tranche of a CLO generally will have the ability to call the debt tranches following a non-call period. The collateral manager may call the debt tranches to refinance them on more favorable terms, to extend the maturity of the debt tranches or wind up the CLO entity. Debt tranches of CLOs do not have the right to call the other CLO security tranches.
CLOs contain a variety of covenants that are designed to enhance the credit protection of CLO debt investors, including overcollateralization tests (“overcollateralization tests”) and interest coverage tests (“IC Tests”). The overcollateralization tests and IC Tests require CLOs to maintain certain levels of overcollateralization (measured as par value of assets to liabilities subject to certain adjustments) and interest coverage, respectively. If a CLO breaches an overcollateralization test or IC Test, excess cash flow that would otherwise be available for distribution to the CLO equity tranche investors is diverted to prepay CLO debt investors in order of seniority until such time as the covenant breach is cured. If the covenant breach is not or cannot be cured, the CLO equity investors (and potentially other debt tranche investors) may experience a partial or total loss of their investment. For this reason, CLO equity investors are often referred to as being in a first loss position.
Most CLOs also have interest diversion tests, which also act to ensure that CLOs maintain adequate overcollateralization. If a CLO breaches an interest diversion test, excess interest cash flow that would otherwise be available for distribution to the CLO equity tranche investors is diverted to acquire new collateral obligations until the test is satisfied. Such diversion would lead to payments to the equity investors being delayed and/or reduced.
CLOs do not have mark-to-market triggers and, with limited exceptions (such as the proportion of assets rated “CCC+” or lower (or their equivalent) by which such assets exceed a specified concentration limit, discounted purchases and defaulted assets), CLO covenants are calculated using the par value of collateral, not the market value or purchase price. As a result, a decrease in the market price of a CLO’s performing portfolio does not generally result in a requirement for the CLO collateral manager to sell assets (i.e., no forced sales) or for CLO equity investors to contribute additional capital (i.e., no margin calls).
Cashflow Transactions
CLOs typically have a stated maturity of 10 to 12 years with an actual average life of approximately 3 to 7 years. The underlying assets of cashflow transactions are usually actively managed by a CLO collateral manager. The Fund invests primarily in actively-managed transactions where the portfolios will be managed according to stringent investment guidelines set out at the inception of the transaction. These guidelines likely will include specific requirements determined by the rating agencies (Moody’s, S&P and/or Fitch), such as a portfolio broadly invested by industry and issuer and weighted average rating requirements on the leveraged loans in the portfolio.
Broad investment variety is a key feature of the portfolios of the CLOs in which the Fund invests, and is aimed at minimizing the effect of potential credit deterioration. The Fund targets CLOs that have broad investment diversity by issuer and industry. Unless and until the Fund raises a significant amount of capital in this offering, the Fund will be limited in its ability to build a diversified investment portfolio. Even if the Fund raises a significant amount of capital and have a portfolio that has broad investment diversity by issuer and industry, the Fund’s portfolio will still be subject to the risks inherent in investing in the equity and debt tranches of CLOs rated BBB or below (or in the case of equity, unrated).
Returns to investors in the equity tranches of CLOs depend on a number of factors. A main driver is the number and timing of losses from defaults on the underlying leveraged loans. Other drivers include portfolio purchase price, repayment rate, reinvestment interest rate, trading gains/losses, efficiency of CLO management, and cash flow diversions.
Overview of the Leveraged Loan Market
Leveraged loans are the predominant form of collateral for CLOs, and represent a large and mature segment of the U.S. corporate loan market.
Proceeds from the issuance of leveraged loans are often used for leveraged buyout transactions, mergers and acquisitions, recapitalizations, refinancings and financing capital expenditures. Because they are secured and are generally floating rate, returns of leveraged loans typically exhibit low correlation to returns on traditional asset classes such as publicly-traded equities or fixed income assets.
Broadly syndicated leveraged loans are typically distributed by the arranging bank to a diverse group of investors primarily consisting of CLOs, mutual funds and closed-end funds, hedge funds, banks, insurance companies, and finance companies.
Generally, leveraged loans are floating rate instruments, typically making quarterly interest payments based on a spread over SOFR. Many leveraged loans include a SOFR floor, which provides a floor on the effective interest rate if SOFR falls below a certain level (generally 75 to 100 basis points).
The Fund believes leveraged loans represent an attractive and stable base of collateral for CLOs. In particular, the primary attributes include:
•
Secured: Leveraged loans typically have a first priority or, to a much lesser extent, a second priority lien on the borrower’s assets. The loan may be secured by accounts receivable, inventory, intellectual property, physical property and real estate and other assets.

• Senior: Leveraged loans maintain a priority claim, relative to equity, on the borrower’s assets and cash flow, with the most senior loans offering the prospect of a more stable and lower-risk investment relative to the subordinated debt and equity securities issued by the borrower.
• Consistent long-term performance: Leveraged loans in the Morningstar LSTA Leveraged Loan Index have provided positive cash yields in all years since 2000, and only 3 years (2008, 2015, and 2022) of negative returns including mark-to-market volatility. The average return over the time period 2000 – 2024 was 5.1%. It is currently anticipated that the loans held by the CLOs in which the Fund invests, and leveraged loans the Fund invests in directly, will primarily have similar characteristics to those in the Morningstar LSTA Leveraged Loan Index, which is predominantly made up of companies whose debt is rated below investment grade, or in limited circumstances, unrated.
• Floating Rate: Leveraged loans typically involve a floating interest rate as opposed to a fixed interest rate, which generally provides a hedge against rising interest rates. The debt tranches of CLOs generally have floating interest rates as well, which provides a partial matching of changes in the interest rates on the CLO’s assets and liabilities.
• Loan-to-Value: In general, underlying borrowers of leveraged loans have a loan-to-value ratio of approximately 40% to 65% at the time of origination. Loan-to-value ratio is a fundamental measure of loan risk. The loan-to-value ratio of a company is calculated as the amount of the leveraged loan divided by the enterprise value of the underlying company. The enterprise value of a company at a point in time is the aggregate fair value of such company’s debt and equity. There is no single methodology for determining enterprise value, but it is usually calculated using a market (i.e., EBITDA multiples of publicly-traded companies) or an income (i.e., discounted cash flow) approach. Typically, a company with a lower loan-to-value ratio is considered less risky, due to the expectation that equity can support the company in times of trouble, and a senior secured loan lender can negotiate loan covenants with such company.
• Low default rates: For the period from 2009 through 2024, the average annual default rate for leveraged loans was 2.2% per J.P. Morgan Research.
• High recovery rates: First lien bank loans have had significantly better recovery rates than unsecured bonds and second lien loans. According to Moody’s Investor Service and J.P. Morgan Research, first lien loan recovery rates for the 25-year period from 2000 to 2024 averaged 62.3%, whereas recovery rates for unsecured bonds and second lien loans were 32.9% and 23.1%, respectively.
Investment Opportunity
The Fund believes that the equity and debt tranches of CLO securities currently represent, as a class, an opportunity to obtain attractive risk-adjusted investment returns. The Fund believes that a number of factors support this conclusion, including:
•
The U.S. CLO market is relatively large, with a total outstanding notional balance of approximately $1.1 trillion as of March 31, 2025 according to Bank of America Global Research. The Fund believes this will provide it with sufficient investment opportunities to review in order to achieve the Fund’s investment objective. However, it is important to note that, even though the size of the CLO market is large, this does not ensure that the CLO opportunities that the Fund has access to will meet the criteria it looks for in assessing investment opportunities.

• The Fund believes that CLO equity and junior debt investments allow investors to gain exposure to leveraged loans on a levered basis without being structurally subject to mark-to-market price fluctuations of the underlying loans. Although the current valuations of CLO equity and debt tranches are expected to fluctuate based on price changes within the leveraged loan markets, interest rate movements and other macroeconomic factors, those tranches will generally be expected to continue to receive quarterly distributions from the CLO vehicle so long as the underlying portfolio does not suffer defaults, realized losses or other covenant violations sufficient to trigger diversions of cash flow from the tranche in which the Fund invests.
• The Fund believes that the CLO market has represented and continues to represent an attractive area for investment. The Fund believes that investments in the equity securities and junior debt obligations of CLOs provide an efficient mechanism for investing in the U.S. leveraged loan market because investments in CLOs allow the Fund to invest in a highly diversified and levered pool of assets in a cost-efficient manner. The leverage in a CLO provides long-term, non-mark-to-market term financing, at what the Fund believes are attractive rates.
• The long-term and relatively low-cost capital that many CLO vehicles have secured, compared with current asset spreads, have created opportunities to purchase certain CLO equity and junior debt instruments that the Fund believes will produce attractive risk-adjusted returns. Additionally, the long-term non-mark-to-market nature of the CLO debt may be extremely beneficial in periods of market volatility in the underlying leveraged loans.
•
Warehouse facilities, which are short and medium-term loan facilities that are used to accumulate leveraged loans prior to the formation of a CLO, provide what the Fund believes are additional attractive risk-adjusted investment opportunities.

• Most CLOs are not significantly impacted by the same mark-to-market volatility of leveraged loans because CLO performance tests are based on par value and not market value. Therefore, the Fund believes a decline in leveraged loan prices similar to 2008, August 2011, December 2018 and March 2020 would not have a significant long-term negative impact on CLOs and could provide CLOs an opportunity to acquire leveraged loan at discounted prices.
The past performance described in the charts above is not indicative of future returns and the results do not include fees, expenses or taxes that a shareholder may incur. The results described above may not be representative of the Fund’s portfolio.
Investment Strategy
The Fund intends to invest in CLO equity and debt securities in the primary or secondary market that the Sub-Adviser believes have the potential to outperform the market on a relative value basis. Additionally, the Fund’s CLO investments may take the form of (i) anchor CLO equity, (ii) funds that invest in CLO equity including captive equity vehicles, and (iii) equity for loan accumulation facilities or warehouse facilities to CLO managers. Anchor CLO equity refers to the primary, foundational investor or investors who provide the initial capital for the equity tranche (residual risk layer) of a CLO Anchor CLO equity represents the majority of the equity of a new CLO transaction and typically provides the anchor investor(s) with certain advantages in exchange for the higher risk profile of the investment, such as favorable economics in the form of levered exposure and the ability to trigger a call, reset or refinancing of the CLO. Loan accumulation or warehouse facilities are short and medium-term loan facilities that are used to accumulate leveraged loans prior to the formation of a CLO, potentially providing additional attractive risk-adjusted investment opportunities. Investors in such facilities often have the option to roll their equity into the CLO when it is launched or exit. The Fund will utilize the Sub-Adviser’s investment expertise, sourcing network and industry relationships to pursue a strategy within the CLO market focused on:
Proactive sourcing and identification of high-quality CLO managers and CLO investment opportunities. The Sub-Adviser will utilize its industry relationships to source investment opportunities. The Sub-Adviser has direct contact with CLO managers and banks that originate and trade CLO securities and leveraged loans.
Disciplined research and due diligence process. CLO managers will be chosen by the Sub-Adviser based on considerations that may include: (i) track record of the CLO manager, including during periods of distress in the market for leveraged loans, (ii) experience of the CLO manager in managing leveraged loans, (iii) ability of the CLO manager to obtain favorable terms from the debt investors in the CLO, (iv) scale of the CLO manager’s platform and other resources, and (v) ability to efficiently source leveraged loans for the CLO.
Diversified portfolio construction. The Fund seeks to construct a portfolio of diversified CLO equity and debt investments as well as other Target Securities. The Sub-Adviser uses a bottom-up analysis to select CLO investments which considers several factors, including an assessment of the CLO manager, the CLO’s underlying collateral, performance under various stress scenarios and an analysis of the CLO’s documentation and structural terms. The Fund’s portfolio is constructed using this bottom-up security-level analysis, combined with a top-down overlay which incorporates the Sub-Adviser’s credit views as well as risk factor positioning. However, based on the continuous monitoring of investments, the Sub-Adviser may sell positions from time to time if the Sub-Adviser believes it is in the Fund’s best interest.
Active portfolio monitoring and risk management. In relation to the Fund’s Target Securities, the Sub-Adviser will typically conduct periodic, detailed diligence of underlying loans, the CLO structure and the CLO manager. The Sub-Adviser will typically review, among other things, monthly reporting, the internal watch list methodology, adherence to investment strategy and covenants, and other ongoing measures. Risk management is an ongoing process that may include regular benchmarking of investment performance to the initial investment hypothesis and the maintenance and monitoring proprietary risk report on a monthly basis. Such a risk monitoring report is derived from specific security, deal or fund performance information, and ongoing due diligence to assist the Sub-Adviser in forecasting the occurrence of specific credit events and modeling outcomes. Through its portfolio monitoring and risk management process, the Sub-Adviser will continuously seek to optimize the risk-return profile of the portfolio, subject to, among other things, variations in general market liquidity, the illiquid nature of the Target Securities and the constraints presented by the limited length of the investment period.
Analysis of Collateral
Loans included in the CLO portfolios in which the Fund intends to invest will be chosen by third-party CLO managers. The Sub-Adviser also will typically perform in-depth due diligence on individual issuers of leveraged loans in each CLO portfolio. Generally, the Sub-Adviser will focus its diligence efforts on the leveraged loans that the Fund believes will have the highest risk of credit loss.
In this process of evaluation, input generally will be obtained from the Sub-Adviser’s investment professionals. In addition, the Sub-Adviser will access its investment professionals for information with which to screen issuers according to qualitative and quantitative criteria. This review generally will be included within the investment modeling process and stress case analysis, which the Sub-Adviser believes will produce a thorough assessment of underlying potential default and recovery characteristics of Target Securities.
Analysis of CLO Manager
Since third-party CLO managers are responsible for selecting the leveraged loans underlying the CLOs in which the Fund intends to invest, the Sub-Adviser will also carefully review prospective CLO managers. Typical criteria that will be used to evaluate prospective CLO managers include:
•	Experience and track record in managing CLOs and leveraged loans;
•
Historical performance of such CLO managers, with an emphasis on performance during periods of distress, such as the dislocation experienced by credit markets in 2008 and 2009, and more recently in 2020;

•	Investment processes and independent reporting systems;
• Investment style and consistency in portfolio construction;
• Experience and track record of senior management and whether the CLO manager has a dedicated team for investing in leveraged loans;
• Senior personnel that understand credit selection and managing the CLO structure through the life of a CLO;
• Length of time the team has invested together;
• The ability of the CLO manager to obtain attractive terms on the debt issued by the CLO;
• The CLO manager’s ability to source leveraged loans; and
• Reporting and transparency.
In addition to reviewing offering materials and reporting documentation, the Sub-Adviser’s professionals will typically attempt to meet with the senior managers of the CLO team, discuss the leveraged loans with members of the CLO’s manager’s investment team and discuss the CLO manager’s experience and track record with third parties.
CLO Structural Analysis
The Sub-Adviser will typically utilize third-party financial models to project the expected cash flows from each CLO that it evaluates and will perform other risk management analytics. Key inputs to the financial models include:
•	Probability and/or timing of underlying asset default;
• Recovery rates on defaulted assets;
• Prepayment rate on leveraged loans;
• Reinvestment terms for new leveraged loans;
• Term of the CLO;
• Capital structure;
• Funding cost;
• Fees and expenses;
• Expectations for future interest rates;
• Market prices of underlying leveraged loans;
• Cash flow payment waterfall structure; and
• Portfolio look-through to assess underlying exposure by industry and obligor.
Utilizing default and recovery assumptions generated by the Sub-Adviser and its affiliates for portfolios of underlying leveraged loans, a risk analysis typically will be performed to determine the probability of achieving various return levels for each investment. The Fund will typically target transactions that demonstrate stable return profiles with high breakeven probabilities, and the Fund will seek to avoid transactions with the probability of achieving below-targeted returns.
A portfolio look-through analysis is often used to identify and manage risk concentrations in the aggregate investment portfolio, (particularly asset and industry concentrations) and to ensure ongoing adherence to the Fund’s investment strategy.
Management of Investments
Investment decisions will generally be based on a rigorous credit and structural review and relative value analysis performed by the Sub-Adviser, and potential investments will generally be analyzed on the merits of the individual transaction in terms of absolute return targets and relative value versus comparable opportunities. The Sub-Adviser monitors the Fund’s portfolio on an ongoing basis in an effort to identify changes to the portfolio that would optimize risk-adjusted returns.
The Sub-Adviser’s team may prepare an investment memorandum that documents rationale for the investment. The investment memorandum may include, among other things, (i) an overview of the investment’s key terms (ii) the investment’s projected returns; (iii) risks associated with the transaction and (iv) a description of the CLO manager.
In relation to Target Securities in which the Fund invests, the Sub-Adviser’s professionals may conduct rigorous ongoing analysis on the leveraged loans, the CLO structure and the CLO collateral manager which generally will include quarterly or monthly reporting providing an overview of:
•	Leveraged loans in the CLO;
• Changes to the underlying portfolio;
• Portfolio metrics (including coupon, price, weighted average rating factor and any rating changes);
• Concentration limits;
• Covenant compliance; and
• Cash flows.
Further, the Sub-Adviser will typically follow a policy of periodically reviewing the CLO managers that manage the Fund’s CLO investments, as applicable.
Risk management is an ongoing process that may include regular benchmarking of investment performance to the initial investment hypothesis and the maintenance and monitoring proprietary risk report on a monthly basis. Such a risk monitoring report is derived from specific security, deal or fund performance information, and ongoing due diligence to assist the Sub-Adviser in forecasting the occurrence of specific credit events and modeling outcomes. Through its portfolio monitoring and risk management process, the Sub-Adviser will continuously seek to optimize the risk-return profile of the portfolio, subject to, among other things, variations in general market liquidity, the illiquid nature of the Target Securities and the constraints presented by the limited length of the investment period.
Cash Uses and Cash Management Activities
In accordance with the Fund’s investment strategy, the Fund’s principal use of cash (including the net offering proceeds) will be to fund investments sourced by the Sub-Adviser and pay ongoing operational expenses and distributions to shareholders in accordance with the Fund’s distribution policy. See “Distribution Policy.”

Operating and Regulatory Structure
The Fund’s investment activities are managed by the Adviser and supervised by the Board, of which a majority of the trustees are not “interested persons” of the Fund, as such term is defined under the 1940 Act. Under the Fund’s Investment Advisory Agreement, the Fund has agreed to pay the Adviser a base management fee based on the Fund’s average daily net assets. In addition, the Fund will reimburse the Adviser for routine overhead expenses, such as expenses incurred in connection with administering the Fund’s business. See “Management of the Fund - Investment Adviser” for a description of the payments the Fund will make to the Adviser.
VEAC furnishes the Fund with the provisions of clerical and other administrative services, including marketing and investor relations. In addition, VEAC oversees the preparation of the Fund’s shareholder reports and filing of the Fund’s tax returns, the payment of expenses and the performance oversight of various third-party service providers. The Adviser will also furnish the Fund with office facilities, equipment and personnel for servicing the management of the Fund’s operations.
While a registered closed-end management investment company may list its shares for trading in the public markets, the Fund has currently elected not to do so. Accordingly, you may not be able to sell your shares when and/or in the amount that you desire. You should consider shares of the Fund to be an illiquid investment. There is no guarantee that you will be able to sell your shares at any given time or in the quantity that you desire or that the Fund will be able to make any distributions or maintain a certain level of distributions to shareholders. In addition, the Fund’s repurchase offers may subject the Fund and its shareholders to special risks. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund’s shares and should be viewed as a long-term investment. Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs.
Pursuant to the Fund’s interval fund structure, the Fund conducts quarterly repurchase offers, at NAV, of no less than 5% of the Fund’s outstanding common shares. Typically, the Fund conducts such quarterly repurchase offers for 5% of the Fund’s outstanding common shares. Repurchase offers in excess of 5% are made solely at the discretion of the Board and investors should not rely on any expectation of repurchase offers in excess of 5%. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. Accordingly, although the Fund will make quarterly repurchase offers, investors should consider the Fund’s shares to be of limited liquidity. See “Repurchases of Shares.”
The Fund intends to elect to be treated for U.S. federal income tax purposes, and intends to qualify annually thereafter, as a RIC under the Code. As a RIC, the Fund generally will not be subject to U.S. federal income tax on any ordinary income or capital gains that the Fund distributes to its shareholders as dividends. To continue to qualify as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements (as described under “Certain U.S. Federal Income Tax Matters”). In addition, to qualify for RIC treatment the Fund must distribute to its shareholders, for each taxable year, at least 90% of its “investment company taxable income,” which is generally the Fund’s ordinary income plus the excess of the Fund’s realized net short-term capital gains over its realized net long-term capital losses.
Valuation Policies and Procedures
The Adviser determines the NAV of the Fund’s shares daily, as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time). In computing the Fund’s NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available, securities are valued at fair value pursuant to valuation policies approved by the Board. Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Pursuant to Rule 2a-5, the Board has elected to designate the Adviser as “valuation designee” to perform fair value determinations in respect to the Fund’s portfolio investments that do not have readily available market quotations.
The Adviser uses independent third-party pricing services and may use independent third-party valuation services to assist in pricing and valuation of the Fund’s portfolio securities. Valuations of the Fund’s investments are disclosed in reports publicly filed with the SEC. See “Determination of Net Asset Value” for a discussion of how NAV is determined.
Availability of Investment Opportunities; Competition
The activity of identifying, completing and realizing the types of investment opportunities targeted by the Sub-Adviser for the Fund is highly competitive and involves a significant degree of uncertainty. The Fund competes for investment opportunities with other investment companies and private investment vehicles, as well as the public debt markets, individuals and financial institutions, including investment banks, commercial banks and insurance companies, business development companies, strategic industry acquirers, hedge funds and other institutional investors, investing directly or through affiliates. Over the past several years, a number of such investment vehicles have been formed (and many such existing entities have grown in size). Additional entities with similar investment objectives may be formed in the future by other unrelated parties. It is possible that competition for appropriate investment opportunities may increase, thus reducing the number of opportunities available to the Fund. Such supply-side competition may adversely affect the terms upon which investments can be made by the Fund. Additionally, because the Fund believes competition for investment opportunities generally has increased among alternative investment vehicles, such as hedge funds, those entities have begun to invest in areas they have not traditionally invested in, including CLOs. As a result of these new entrants, competition for investment opportunities in CLOs may continue to intensify. There can be no assurance that the Sub-Adviser will be able to locate and complete investments which satisfy the Fund’s primary investment objective.
Staffing
The Fund does not currently have any employees and does not expect to have any employees. Services necessary for the Fund’s business are provided by individuals who are employed by the Adviser, pursuant to the terms of the Investment Advisory Agreement. The Fund’s day-to-day investment operations are managed by the Sub-Adviser. In addition, the Fund may reimburse the Adviser for any such costs and expenses that have been paid by the Adviser on the Fund’s behalf.

Facilities
The Fund does not own any real estate or other physical properties materially important to its operation. The Fund’s principal address is 666 Third Avenue, 9th Floor, New York, New York.

Legal Proceedings
Neither the Fund nor the Adviser is currently subject to any material legal proceedings, nor, to the Fund’s knowledge, is any material legal proceeding threatened against the Fund or against the Adviser.
From time to time, the Adviser, its affiliates or its professionals may be party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Fund’s rights with respect to its investments.

Risk Factors [Table Text Block]
RISK FACTORS
Investing in the Fund’s shares involves a number of significant risks. In addition to the other information contained in this prospectus, you should consider carefully the following information before making an investment in the Fund’s shares. If any of the following events occur, the Fund’s business, financial condition and results of operations could be materially and adversely affected. In such case, the NAV of the Fund’s shares of beneficial interest could decline, and you may lose all or part of your investment.
CLO Risk. The risks of investing in CLO securities include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. However, ratings do not constitute a guarantee of credit quality and may be downgraded, and in stressed market environments it is possible that even senior CLO debt tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLO securities will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLO securities are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset. The Fund is subject to the risks associated with CLOs and the underlying leveraged loans, including risks related to leveraged credit, default, prepayment and volatility.
CLO Equity Tranche Risk. The equity tranches of a CLO acquired by the Fund will not be secured by any of the assets held by any underlying CLO and, while secured notes are outstanding, the Fund, as an investor in the equity tranche, will not generally be entitled to exercise remedies under a CLO’s indenture. Distributions to investors in an equity tranche of a CLO, including the Fund, will be made solely from distributions on the assets after all other payments have been made pursuant to the priority of payments and payment schedules identified with respect to the underlying CLO. There can be no assurance that the distributions on the assets held by an underlying CLO will be sufficient to make distributions to investors in the equity tranche, including the Fund, after making payments that rank senior to payments on such equity tranche. The CLO issuer’s ability to make distributions to the investors in an equity tranche, including the Fund, will be limited by the terms of the relevant CLO indenture. If distributions on assets held by an underlying CLO are insufficient to make distributions to an investor in the equity tranche issued by such CLO, no other assets will be available for any such distributions to the Fund, which will adversely affect the value of the Fund’s shares.
The yield on the equity tranche of a CLO will be a function of the purchase price and the timing and amount of distributions in respect of the equity tranche. The timing and amount of distributions, if any, will be affected by, among other things, the performance of the collateral obligations purchased by the issuer. The occurrence of an event of default as defined under the relevant indenture and other adverse performance may result in no yield or a lower yield on an equity tranche than anticipated. In addition, if an issuer fails certain liquidity, asset quality, collateralization or other investment or portfolio-related tests, as may be set forth in the relevant indenture, all or a portion of amounts that would otherwise be distributed to the investors in an equity tranche may be diverted to make payments on higher ranking classes. Any such adverse developments could result in a failure of investors (such as the Fund) to recover all or a portion of their investment in an equity tranche of a CLO.
The subordination of an equity tranche to each class of secured notes makes the equity tranche a leveraged investment in the assets of the CLO issuer. Therefore, changes in the value of the equity tranche would be anticipated to be greater than changes in the value or payment performance of the collateral obligations owned by the issuer, which themselves are subject to credit, liquidity and interest rate risk. Utilization of leverage is a speculative investment technique and involves certain risks to investors. The indebtedness of the CLO issuer under the secured notes will result in interest expense and other costs incurred in connection with such indebtedness that may not fully be covered by proceeds received from the assets. Although the use of leverage generally magnifies the CLO issuer’s opportunities for gain it also magnifies risk of loss. The equity tranche is generally very highly leveraged (typically 9 to 13 times), subjecting holders of such securities to a higher degree of loss. The market value for the equity tranche would be anticipated to be significantly affected by, among other things, changes in the market value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayments on the assets and the availability, prices and interest rates of assets and other risks associated with the assets. As a result, investors in an equity tranche, including the Fund, may receive payments that are, in the aggregate, less than the original amount of their investment, and their investment may be subject to up to 100% loss.
Debt Securities Risk. Variable-and floating-rate debt obligations (including CLOs and the portfolio of loans underlying the CLOs), as well as fixed-income debt instruments are subject to the following risks:
Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLO securities, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the Fund purchases a newly issued CLO security directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLO securities at a price and time the Fund deems advantageous may be impaired. CLO securities are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO security.
Interest Rate Risk. As interest rates decrease, issuers of the underlying loan obligations may refinance any floating rate loans, which will result in a reduction in the principal value of the CLO’s portfolio and require the CLO to reinvest cash at an inopportune time. Conversely, as interest rates rise, borrowers with floating rate loans may experience difficulty in making payments, resulting in delinquencies and defaults, which will result in a reduction in cash flow to the CLO and the CLO investors, including the Fund. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.
Debt securities, such as bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. A low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions.
Floating Rate Obligations Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Benchmark interest rates may not accurately track market interest rates.
Credit Risk. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. Ratings provided by NRSROs represent their opinions of the claims-paying ability of the entities rated by them. Such ratings are general and are not absolute standards of quality. For CLOs, the primary source of credit risk is the ability of the underlying portfolio of loans to generate sufficient cash flow to pay investors on a full and timely basis when principal and/or interest payments are due. Default in payment on the underlying loans will result in less cash flow from the underlying portfolio and, in turn, less funds available to pay investors in the CLO.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity. CLOs are typically structured such that, after a specified period of time, the majority investor in the equity tranche can call (i.e., redeem) the securities issued by the CLO in full. The Fund may not be able to accurately predict when or which of its CLO investments may be called, resulting in the Fund having to reinvest the proceeds in unfavorable circumstances, which in turn could cause in a decline in the Fund’s income.
Extension Risk. During periods of rising interest rates, certain debt obligations potentially including the portfolio of loans underlying a CLO will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
High Yield Securities Risk. The Fund may invest in CLO debt tranches that are rated below investment grade. Additionally, CLOs may hold below-investment grade securities and certain of the underlying loans in which a CLO may invest may be rated below investment grade. Securities rated below investment grade are commonly referred to as high yield securities or “junk bonds.” High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing.
Income Risk. The Fund's debt investments may be based on floating rates, such as SOFR. General interest rate fluctuations may have a substantial negative impact on the Fund, the value of its shares, or the rate of return on invested capital. The Fund’s income may decline if interest rates fall. This decline in income can occur because most of the CLO debt instruments held by the Fund will have floating or variable interest rates. The Fund's income may also decline if interest rates rise. This decline in income can occur because some of the investments in the Fund may earn fixed interest rates, including subordinated loans, senior and junior secured and unsecured debt securities and loans and high yield bonds. Because the Fund may borrow funds and may issue preferred shares to finance investments, its net investment income may depend, in part, upon the difference between the rate in which it borrows funds or pay distributions on preferred shares and the rate its investments yield. As a result, the Fund can offer no assurance that a significant change in market interest rates will not have a material adverse effect on the Fund's net investment income.
Valuation Risk. Valuation Risk is the risk that one or more of the debt securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. The tranched structure of certain CLOs may subject them to price volatility and enhanced liquidity and valuation risk in times of market stress.
Privately Issued Securities Risk. CLO securities are generally privately-issued securities, and are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Covenant Lite Loans Risk. Certain of the underlying loans in which a CLO may invest may be issued or offered as “covenant lite” loans, which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. A CLO may be delayed in enforcing its interests in covenant lite loans, which may result in losses.
SOFR Risk. The Fund invests in Target Securities that may have floating or variable rate calculations for payment obligations or financing terms based on SOFR. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by FRBNY. Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.
Investment Sourcing Risk. The results of the Fund’s operations depend on several factors, including its ability to acquire target investments. The Fund’s ability to acquire target investments will depend on a variety of factors, including the availability of opportunities for the acquisition of target investments and its ability to raise capital or obtain adequate short and long-term financing to fund such acquisitions. In addition, competition for the Fund’s target investments may reduce the availability of such assets or lead to the price of such assets increasing, which may further limit the Fund’s ability to generate desired returns. The Fund can provide no assurance that the Sub-Adviser will be able to identify and make investments that are consistent with its investment objective.
Defaulted Securities Risk. Loans in which the Fund invests, including leveraged loans in which the Fund indirectly invests through investments in CLOs, may fall into default. Defaulted loans/securities provide less liquidity to the Fund than performing loans and, for extended periods of time, may have a limited or no secondary market. Defaulted loans/debt securities may have low recovery values and borrowers or issuers in default of their debt obligations may seek bankruptcy protection, which may hinder or delay resolution of the Fund’s collection efforts.
Syndicated Loan Risk. The market for loans may not be highly liquid and the Fund may have difficulty selling them. These investments primarily expose the Fund to the credit risk of the underlying borrower, but they also expose the Fund to certain risks associated with the loan agent. Syndicated loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. Certain syndicated loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.
Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Below investment-grade leveraged loans are typically more credit sensitive. Leveraged loans may not be considered “securities” for purposes of the federal securities laws and, as a result, as a purchaser of these instruments, the Fund may not be entitled to the anti-fraud protections of the federal securities laws.
Liquidity Risk – Quarterly Repurchases. The Fund is a closed-end investment company structured as an “interval fund” and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Adviser does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s common shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.
Liquidity Risk – Underlying Investments. The Fund’s investments, such as in Target Securities, are subject to liquidity risk. This liquidity risk exists because particular investments of the Fund may be difficult to sell, possibly preventing the Fund from selling them at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices, in order to satisfy its 5% quarterly repurchase obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, private investments derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
Leveraging Risk. The Fund is authorized to use leverage for investment purposes and to satisfy redemption requests. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, or borrowing money to satisfy repurchase offers will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments. The Fund’s may utilize reverse repurchase agreements. Reverse repurchase agreements subject the Fund to many of the same risks as the Fund’s use of leverage. In addition, there is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities.
CLO Manager Risk. CLOs are managed by investment advisers independent of the Adviser and the Sub-Adviser. CLO managers are responsible for selecting, managing and replacing the underlying bank loans within a CLO. CLO managers may have limited operating histories, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLO securities in which the Fund invests.
Investment Focus Risk. Because the Fund invests primarily in CLO securities it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underling these CLO securities. The Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and or markets.
Newly Issued Securities Risk. The credit obligations in which the Fund invests may include newly issued securities, or “new issues,” such as initial debt offerings. New issues may have a magnified impact on the performance of the Fund during periods in which it has a small asset base. The impact of new issues on the Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s returns. New issues may not be consistently available to the Fund for investing, particularly as the Fund’s asset base grows. Certain new issues, such as initial debt offerings, may be volatile in price due to the absence of a prior trading market, limited quantities available for trading and limited information about the issuer. The Fund may hold new issues for a short period of time. This may increase the Fund’s portfolio turnover and may lead to increased expenses for the Fund, such as transaction costs. In addition, new issues can experience an immediate drop in value after issuance if the demand for the securities does not continue to support the offering price.
Extended Settlement Risk. Newly issued CLO securities purchased in the primary market typically experience delayed or extended settlement periods, possibly longer than seven days. In the period following such a purchase and prior to settlement these CLO securities may be considered less liquid than similar CLOs available in the secondary market. In such circumstances the Fund bears a risk of loss if the value of the CLO declines before the settlement date or if the Fund is required to sell the CLO security prior to settlement. There is also the risk that the security will not be issued or that the counterparty will not meet its obligation, resulting in a loss of the investment opportunity.
Private Credit Risk. Typically, private credit investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, meaning the Fund may not be able to resell some of its holdings for extended periods, which may be several years. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations.
Underlying Fund Risk. The Underlying Funds in which the Fund may invest include funds that are not registered as investment companies under the 1940 Act and are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act. As a result, the Fund as an investor in these Underlying Funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the Underlying Funds’ investments. Investments in the Underlying Funds generally will be illiquid and generally may not be transferred without the consent of the Fund. The Fund may be unable to liquidate its investment in an Underlying Fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in an Underlying Fund, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from an Underlying Fund except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the Underlying Funds due to poor performance or other reasons. The fees paid by Underlying Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains.
While the Sub-Adviser generally conducts due diligence on the investments in Underlying Funds, the Sub-Adviser’s due diligence process may not reveal all facts that may be relevant in connection with an investment made by the Fund. In some cases, only limited information is available about an Underlying Fund in which the Sub-Adviser is considering an investment. There can be no assurance that the due diligence investigations undertaken by the Sub-Adviser will reveal or highlight all relevant facts (including fraud) that may be necessary or helpful in evaluating a particular investment opportunity, or that the Sub-Adviser’s due diligence will result in an investment being successful. In the event of fraud by any Underlying Fund or any of its managers or affiliates, the Fund may suffer a partial or total loss of capital invested in that Fund investment. There can be no assurances that any such losses will be offset by gains (if any) realized on the Fund’s other investments. An additional concern is the possibility of material misrepresentation or omission on the part of the Fund investment or the seller. Such inaccuracy or incompleteness may adversely affect the value of that investment. The Fund will rely upon the accuracy and completeness of representations made by Underlying Funds in the due diligence process to the extent reasonable when it makes its investments, but cannot guarantee such accuracy or completeness. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.
Business Development Company (“BDC”) Risk. Investments in BDCs may be subject to a high degree of risk. BDCs are closed-end investment companies that typically invest in and/or lend to small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. A BDC's portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. Additionally, a BDC’s portfolio typically will include a substantial amount of investments originated or otherwise acquired in private transactions, which are often illiquid and may be difficult to value. Additionally, the Small Business Credit Availability Act, which was signed into law in March 2018, permits BDCs to adopt a lower asset coverage ratio than that which would typically apply under the 1940 Act, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks insofar as gains and losses may be greater than an investment in an unleveraged fund. Shares of listed BDCs, which trade on public exchanges at market value rather than at their net asset value, may at times be subject to greater market volatility and more susceptible to shifts in retail investor sentiment than interests in non-traded BDCs. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by BDCs in which it invests, in addition to the fees and expenses regularly borne by the Fund. Fees and expenses of BDCs are generally higher than those of other registered investment companies.
Foreign Currency Risk. The value of investments denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. The fund may be unable or may choose not to hedge its foreign currency exposure.
Derivatives Risk. Derivatives and other similar instruments (referred to collectively as “derivatives”) are financial instruments whose values are based on the value of one or more reference assets or indicators, such as a security, currency, interest rate, or index. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Moreover, although the value of a derivative is based on an underlying asset or indicator, a derivative typically does not carry the same rights as would be the case if the Fund invested directly in the underlying securities, currencies or other assets.

Derivatives are subject to a number of risks, such as potential changes in value in response to market developments or, in the case of “over-the-counter” derivatives, as a result of a counterparty’s credit quality and the risk that a derivative transaction may not have the effect the Adviser anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not achieve the desired correlation with the underlying asset or indicator. Derivative transactions can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. The use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders of the Fund.

Many derivative transactions are entered into “over-the-counter” without a central clearinghouse; as a result, the value of such a derivative transaction will depend on, among other factors, the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). Counterparty risk also refers to the related risks of having concentrated exposure to such a counterparty. A liquid secondary market may not always exist for the Fund’s derivative positions at any time, and the Fund may not be able to initiate or liquidate a swap position at an advantageous time or price, which may result in significant losses. The Fund may also face the risk that it may not be able to meet margin and payment requirements and maintain a derivatives position.

Derivatives are also subject to operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human errors. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
Currency Management Strategies Risk.  Currency management strategies, including the use of forward currency contracts, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Sub-Adviser anticipates. In addition, currency management strategies, to the extent that such strategies reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. There is no assurance that the Sub-Adviser’s use of currency management strategies will benefit the Fund or that they will be, or can be, used at appropriate times. Furthermore, there may not be a perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency or exposed to that currency. Currency markets are generally less regulated than securities markets.
Repurchase Policy Risk. Quarterly repurchases by the Fund of its common shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased common shares may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Fund may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.
Repurchase of common shares will tend to reduce the number of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, a repurchase of common shares submitted by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the repurchase of common shares within six months from the date of their purchase will not be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the repurchase of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such repurchase.
Distribution Policy Risk. The Fund’s distribution policy does not include a fixed annual rate of the Fund’s current net asset value per share. Distributions will be calculated and paid quarterly. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.
RIC Status Risk. Although the Fund intends to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”), no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to corporate-level federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Fund’s shareholders, the Fund must, among other things, meet certain source-of-income, asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes to its shareholders dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to the sum of 90% of the Fund’s investment company taxable income (generally, the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any), and 90% of the Fund’s net tax-exempt interest income (if any). Statutory limitations on distributions on the Shares if the Fund is leveraged and fails to satisfy the 1940 Act’s asset coverage requirements could jeopardize the Fund’s ability to meet such distribution requirements. The Fund presently intends, however, to purchase or redeem any outstanding leverage to the extent necessary in order to maintain compliance with such asset coverage requirements.
Large Shareholder Risk. The Adviser and/or its affiliates have provided the initial seed capital of the Fund and may purchase additional shares from time to time. To the extent a large proportion of the shares of the Fund are held by a small number of shareholders (or a single shareholder), including the Adviser and/or its affiliates, the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of shares tendered by a small number of shareholders (or a single shareholder) may exceed the number of shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder. Any repurchases of the Adviser’s or its affiliate’s shares will be made on the same terms and subject to the same limitations as other shareholders.
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.
Active Management Risk.  In managing the Fund’s portfolio, the Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. Investment decisions made by the Adviser in seeking to achieve the Fund’s investment objective may cause a decline in the value of the investments held by the Fund and, in turn, cause the Fund’s shares to lose value or underperform other funds with similar investment objectives.
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.
Risks Related to Potential Conflicts of Interest. VEAC and PineBridge will experience conflicts of interest in connection with the management of the Fund, including with respect to the allocation of their time and resources between the Fund and other investment activities; the allocation of investment opportunities by PineBridge; their compensation; services provided by VEAC or PineBridge to issuers in which the Fund invests; investments by the Fund in other clients of VEAC or PineBridge; and the formation of additional investment funds by VEAC or PineBridge. In addition, PineBridge’s investment professionals will, from time to time, acquire confidential or material, non-public information concerning an entity in which the Fund has invested, or propose to invest, and the possession of such information generally will limit their ability to buy or sell particular securities of such entity on behalf of the Fund, thereby limiting the investment opportunities or exit strategies of the Fund.
Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective or implement its investment strategies. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. If the Fund fails to achieve its estimated size and the Expense Limitation is not renewed, expenses will be higher than expected.

NAV Per Share			$ 25
No Trading History [Text Block]
The Fund’s shares have no history of public trading, nor is it intended that the Fund’s shares will be listed on a national securities exchange at this time, if ever. No secondary market is expected to develop for the Fund’s shares; liquidity for the Fund’s shares will be provided only through quarterly repurchase offers for no less than 5% of the Fund’s outstanding common shares at net asset value, and there is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. Due to these restrictions, an investor should consider an investment in the Fund to be of limited liquidity. Investing in the Fund’s shares may be speculative and involves a high degree of risk, including the risks associated with leverage. See “Risk Factors” beginning on page 25 to read about the risks you should consider before buying the Fund’s shares.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES
The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on September 26, 2025.
Shares of Beneficial Interest
The Declaration of Trust authorizes the Fund’s issuance of an unlimited number shares of beneficial interest, without par value. There is currently no market for the Fund’s shares and the Fund does not expect for a market for its shares to develop in the foreseeable future. Pursuant to the Declaration of Trust and as permitted by Delaware law, shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General
Corporation Law of the State of Delaware, as amended (the “DGCL”) and therefore generally will not be personally liable for the Fund’s debts or obligations.
Shares
Under the terms of the Declaration of Trust, all shares, when consideration for shares is received by the Fund, will be fully paid and nonassessable. Distributions may be paid to shareholders if, as and when authorized and declared by the Board. Shares will have no preference, preemptive, appraisal, conversion, exchange or redemption rights, and will be freely transferable. The Declaration of Trust provides that the Board shall have the power to repurchase or redeem shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution for the applicable class, subject to any preferential rights of holders of the Fund’s outstanding preferred shares, if any. Each whole share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional share will be entitled to a proportionate fractional vote. Shareholders shall be entitled to vote on all matters on which a vote of shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election or removal of Trustees or on any other matter. Under the Bylaws, the Fund is not required to hold annual meetings of shareholders. The Fund only expects to hold shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board.
Preferred Shares and Other Securities
The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than common shares of beneficial interest (including preferred Shares, debt securities or other senior securities), by action of the Board without the approval of shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.
Preferred Shares could be issued with rights and preferences that would adversely affect shareholders. Preferred shares could also be used as an anti-takeover device. Every issuance of preferred shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of preferred shares and before any distribution is made with respect to the shares and before any purchase of shares is made, the aggregate involuntary liquidation preference of such preferred shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of preferred shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred shares.
Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses
Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or shareholders, unless the liability arises from bad faith, willful misfeasance, gross negligence or reckless disregard for the Trustee’s or officer’s duty.
Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys’ fees relating to the defense or disposition of any action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund, or in the case of a criminal proceeding, matters for which such person had reasonable cause to believe that his or her conduct was unlawful. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Bylaws.
The Fund has entered into the Investment Advisory Agreement with VEAC. The Investment Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, VEAC is not liable for any error of judgment or mistake of law or for any loss the Fund suffers.
Pursuant to the Bylaws, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives a written undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.
Number of Trustees; Appointment of Trustees; Vacancies; Removal
The Declaration of Trust provides that the number of Trustees shall be no less than two and no more than fifteen, as determined in writing by a majority of the Trustees then in office. As set forth in the Declaration of Trust, a Trustee’s term of office shall continue until his or her death, resignation, retirement or removal. Subject to the provisions of the 1940 Act, individuals may be appointed by the Trustees at any time to fill vacancies on the Board by the appointment of such persons by a majority of the Trustees then in office. Each Trustee shall hold office until his or her successor shall have been appointed pursuant to the Declaration of Trust. To the extent that the 1940 Act requires that Trustees be elected by shareholders, any such Trustees will be elected by a plurality of all shares voted at a meeting of shareholders at which a quorum is present.
If preferred shares are outstanding, two trustees shall be elected exclusively by the preferred shareholders, unless the preferred shareholders waive this right.
The Declaration of Trust provides that any Trustee may be removed (provided that after the removal the aggregate number of Trustees is not less than the minimum required by the Declaration of Trust) with or without cause, by at least a two-thirds of number of Trustees prior to such removal.
Action by Shareholders
The Bylaws provide that shareholder action can be taken only at a meeting of shareholders or by unanimous written consent of shareholders in lieu of a meeting. Subject to the 1940 Act, the Declaration of Trust or a resolution of the Board specifying a greater or lesser vote requirement, the affirmative vote of a majority of shares present in person or represented by proxy at a meeting and entitled to vote on the subject matter shall be the act of the shareholders with respect to any matter submitted to a vote of the shareholders.
Provisions in the Governing Documents Regarding Shareholder Derivative Claims, Forum Selection and Jury Trial Waiver
The Fund’s Declaration of Trust provides that, in addition to the requirements set forth in Section 3816 of the Delaware Act, a shareholder may bring a derivative action on behalf of the Fund only if certain conditions are met. The conditions include, in summary: (1) shareholders must make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such an action is not likely to succeed (a demand shall only be deemed not likely to succeed and therefore excused if a majority of the Board of Trustees is composed of Trustees who are not Independent Trustees and the Board of Trustees has not established a committee to consider the merits of such action or, if the Board of Trustees has established such a committee, a majority of that committee is composed of Trustees who are not Independent Trustees; (2) unless a demand is not required pursuant to the foregoing (1) and except with respect to claims arising under the U.S. federal securities laws as described below, shareholders eligible to bring such derivative actions under the Delaware Act who collectively hold shares representing ten percent (10%) or more of the total combined net asset value of all shares issued and outstanding, or classes to which such action relates if it does not relate to all classes, must join in the pre-suit demand for the Trustees to commence such action (referred to herein as the “joinder provision”). If a pre-suit demand is not required under the Declaration of Trust, shareholders eligible to bring such derivative action under the Delaware Act who hold at least ten percent
(10%) of the outstanding shares of the Fund shall join in the demand for the Trustees to commence such action; (3) unless a demand is not required pursuant to the foregoing (1), the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim; (4) the Board of Trustees may designate a committee of one or more Trustees to consider a shareholder demand if necessary to create a committee with a majority of the Trustees who are Independent Trustees; (5) except with respect to claims arising under the U.S. federal securities laws as described below, in addition to all suits, claims or other actions (collectively, “claims”) that under applicable law must be brought as derivative claims, each shareholder of the Fund or any class agrees that any claim that affects all shareholders of a class either equally or proportionately based on their number of shares in such class, must be brought as a derivative claim irrespective of whether such claim involves a violation of the shareholders’ rights under the Declaration of Trust or any other alleged violation of contractual or individual rights that might otherwise give rise to a direct claim (referred to herein as the “proportionate share provision”).
Federal securities claims are not specifically carved out of the Declaration of Trust provisions on shareholder derivative claims, except that they are excluded from the joinder provision requirements described above as well as the proportionate share provision described above to the extent that the federal securities laws, rules or regulations, do not permit the application of such provisions. These provisions may limit a shareholder’s ability to bring a claim against the Trustees, officers or other agents of the Fund and its service providers, which may discourage such lawsuits with respect to such claims.
The Declaration of Trust also requires that actions by shareholders against the Fund, seeking to enforce any provision of, or based on any matter arising out of, or in connection with, the Declaration of Trust or Bylaws of the Fund or any shares, including any claim of any nature against the Fund, the Trustees or officers of the Fund, shall be brought in the Court of Chancery of the State of Delaware to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, then in the Superior Court of the State of Delaware, provided, however, that unless the Fund consents in writing to the selection of an alternative forum, the United States District Court for the Southern District of New York (together with the Court of Chancery of the State of Delaware and Superior Court of the State of Delaware, the “Exclusive Jurisdictions”) shall, to the fullest extent permitted by law, be the sole and exclusive forum for the resolution of any complaint asserting a cause of action arising under the U.S. federal securities laws. The Declaration of Trust further provides that, in connection with any claim brought in any such court, the right to jury trial is irrevocably waived to the fullest extent permitted by law. Other investment companies may not be subject to similar restrictions. The designation of Exclusive Jurisdiction may make it more expensive for a shareholder to bring a suit than if the shareholder were permitted to select another jurisdiction. Also, the designation of Exclusive Jurisdictions and the waiver of jury trials limit a shareholder’s ability to litigate a claim in the jurisdiction and in a manner that may be more convenient and favorable to the shareholder.
Please refer to the Fund’s Declaration of Trust, which is on file with the U.S. Securities and Exchange Commission, for the full text of these provisions.
Amendment of Declaration of Trust and Bylaws
Subject to the provisions of the 1940 Act, pursuant to the Declaration of Trust, the Board may amend the Declaration of Trust without any vote of shareholders. Pursuant to the Declaration of Trust and bylaws, the Board has the exclusive power to amend or repeal the bylaws or adopt new bylaws at any time.
No Appraisal Rights
In certain extraordinary transactions, some jurisdictions provide the right to dissenting shareholders to demand and receive the fair value of their shares, subject to certain procedures and requirements set forth in such statute. Those rights are commonly referred to as appraisal rights. The Declaration of Trust provides that shares shall not entitle shareholders to appraisal rights.
Conflict with Applicable Laws and Regulations
The Declaration of Trust provides that if and to the extent that any provision of the Declaration of Trust conflicts with any provision of the 1940 Act, the provisions under the Code applicable to the Fund as a RIC or other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of the Declaration of Trust or affect the validity of any action taken or omitted to be taken prior to such determination.

CLO Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CLO Risk. The risks of investing in CLO securities include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. However, ratings do not constitute a guarantee of credit quality and may be downgraded, and in stressed market environments it is possible that even senior CLO debt tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLO securities will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLO securities are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset. The Fund is subject to the risks associated with CLOs and the underlying leveraged loans, including risks related to leveraged credit, default, prepayment and volatility.

CLO Equity Tranche Risk [Member}
General Description of Registrant [Abstract]
Risk [Text Block]
CLO Equity Tranche Risk. The equity tranches of a CLO acquired by the Fund will not be secured by any of the assets held by any underlying CLO and, while secured notes are outstanding, the Fund, as an investor in the equity tranche, will not generally be entitled to exercise remedies under a CLO’s indenture. Distributions to investors in an equity tranche of a CLO, including the Fund, will be made solely from distributions on the assets after all other payments have been made pursuant to the priority of payments and payment schedules identified with respect to the underlying CLO. There can be no assurance that the distributions on the assets held by an underlying CLO will be sufficient to make distributions to investors in the equity tranche, including the Fund, after making payments that rank senior to payments on such equity tranche. The CLO issuer’s ability to make distributions to the investors in an equity tranche, including the Fund, will be limited by the terms of the relevant CLO indenture. If distributions on assets held by an underlying CLO are insufficient to make distributions to an investor in the equity tranche issued by such CLO, no other assets will be available for any such distributions to the Fund, which will adversely affect the value of the Fund’s shares.
The yield on the equity tranche of a CLO will be a function of the purchase price and the timing and amount of distributions in respect of the equity tranche. The timing and amount of distributions, if any, will be affected by, among other things, the performance of the collateral obligations purchased by the issuer. The occurrence of an event of default as defined under the relevant indenture and other adverse performance may result in no yield or a lower yield on an equity tranche than anticipated. In addition, if an issuer fails certain liquidity, asset quality, collateralization or other investment or portfolio-related tests, as may be set forth in the relevant indenture, all or a portion of amounts that would otherwise be distributed to the investors in an equity tranche may be diverted to make payments on higher ranking classes. Any such adverse developments could result in a failure of investors (such as the Fund) to recover all or a portion of their investment in an equity tranche of a CLO.
The subordination of an equity tranche to each class of secured notes makes the equity tranche a leveraged investment in the assets of the CLO issuer. Therefore, changes in the value of the equity tranche would be anticipated to be greater than changes in the value or payment performance of the collateral obligations owned by the issuer, which themselves are subject to credit, liquidity and interest rate risk. Utilization of leverage is a speculative investment technique and involves certain risks to investors. The indebtedness of the CLO issuer under the secured notes will result in interest expense and other costs incurred in connection with such indebtedness that may not fully be covered by proceeds received from the assets. Although the use of leverage generally magnifies the CLO issuer’s opportunities for gain it also magnifies risk of loss. The equity tranche is generally very highly leveraged (typically 9 to 13 times), subjecting holders of such securities to a higher degree of loss. The market value for the equity tranche would be anticipated to be significantly affected by, among other things, changes in the market value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayments on the assets and the availability, prices and interest rates of assets and other risks associated with the assets. As a result, investors in an equity tranche, including the Fund, may receive payments that are, in the aggregate, less than the original amount of their investment, and their investment may be subject to up to 100% loss.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk. Variable-and floating-rate debt obligations (including CLOs and the portfolio of loans underlying the CLOs), as well as fixed-income debt instruments are subject to the following risks:
Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLO securities, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the Fund purchases a newly issued CLO security directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLO securities at a price and time the Fund deems advantageous may be impaired. CLO securities are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO security.
Interest Rate Risk. As interest rates decrease, issuers of the underlying loan obligations may refinance any floating rate loans, which will result in a reduction in the principal value of the CLO’s portfolio and require the CLO to reinvest cash at an inopportune time. Conversely, as interest rates rise, borrowers with floating rate loans may experience difficulty in making payments, resulting in delinquencies and defaults, which will result in a reduction in cash flow to the CLO and the CLO investors, including the Fund. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.
Debt securities, such as bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. A low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions.
Floating Rate Obligations Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Benchmark interest rates may not accurately track market interest rates.
Credit Risk. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. Ratings provided by NRSROs represent their opinions of the claims-paying ability of the entities rated by them. Such ratings are general and are not absolute standards of quality. For CLOs, the primary source of credit risk is the ability of the underlying portfolio of loans to generate sufficient cash flow to pay investors on a full and timely basis when principal and/or interest payments are due. Default in payment on the underlying loans will result in less cash flow from the underlying portfolio and, in turn, less funds available to pay investors in the CLO.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity. CLOs are typically structured such that, after a specified period of time, the majority investor in the equity tranche can call (i.e., redeem) the securities issued by the CLO in full. The Fund may not be able to accurately predict when or which of its CLO investments may be called, resulting in the Fund having to reinvest the proceeds in unfavorable circumstances, which in turn could cause in a decline in the Fund’s income.
Extension Risk. During periods of rising interest rates, certain debt obligations potentially including the portfolio of loans underlying a CLO will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.

High Yield Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Securities Risk. The Fund may invest in CLO debt tranches that are rated below investment grade. Additionally, CLOs may hold below-investment grade securities and certain of the underlying loans in which a CLO may invest may be rated below investment grade. Securities rated below investment grade are commonly referred to as high yield securities or “junk bonds.” High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing.

Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Income Risk. The Fund's debt investments may be based on floating rates, such as SOFR. General interest rate fluctuations may have a substantial negative impact on the Fund, the value of its shares, or the rate of return on invested capital. The Fund’s income may decline if interest rates fall. This decline in income can occur because most of the CLO debt instruments held by the Fund will have floating or variable interest rates. The Fund's income may also decline if interest rates rise. This decline in income can occur because some of the investments in the Fund may earn fixed interest rates, including subordinated loans, senior and junior secured and unsecured debt securities and loans and high yield bonds. Because the Fund may borrow funds and may issue preferred shares to finance investments, its net investment income may depend, in part, upon the difference between the rate in which it borrows funds or pay distributions on preferred shares and the rate its investments yield. As a result, the Fund can offer no assurance that a significant change in market interest rates will not have a material adverse effect on the Fund's net investment income.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk. Valuation Risk is the risk that one or more of the debt securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. The tranched structure of certain CLOs may subject them to price volatility and enhanced liquidity and valuation risk in times of market stress.

Privately Issued Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Privately Issued Securities Risk. CLO securities are generally privately-issued securities, and are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.

Covenant Lite Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Covenant Lite Loans Risk. Certain of the underlying loans in which a CLO may invest may be issued or offered as “covenant lite” loans, which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. A CLO may be delayed in enforcing its interests in covenant lite loans, which may result in losses.

SOFR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
SOFR Risk. The Fund invests in Target Securities that may have floating or variable rate calculations for payment obligations or financing terms based on SOFR. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by FRBNY. Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Investment Sourcing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Sourcing Risk. The results of the Fund’s operations depend on several factors, including its ability to acquire target investments. The Fund’s ability to acquire target investments will depend on a variety of factors, including the availability of opportunities for the acquisition of target investments and its ability to raise capital or obtain adequate short and long-term financing to fund such acquisitions. In addition, competition for the Fund’s target investments may reduce the availability of such assets or lead to the price of such assets increasing, which may further limit the Fund’s ability to generate desired returns. The Fund can provide no assurance that the Sub-Adviser will be able to identify and make investments that are consistent with its investment objective.

Defaulted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Defaulted Securities Risk. Loans in which the Fund invests, including leveraged loans in which the Fund indirectly invests through investments in CLOs, may fall into default. Defaulted loans/securities provide less liquidity to the Fund than performing loans and, for extended periods of time, may have a limited or no secondary market. Defaulted loans/debt securities may have low recovery values and borrowers or issuers in default of their debt obligations may seek bankruptcy protection, which may hinder or delay resolution of the Fund’s collection efforts.

Syndicated Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Syndicated Loan Risk. The market for loans may not be highly liquid and the Fund may have difficulty selling them. These investments primarily expose the Fund to the credit risk of the underlying borrower, but they also expose the Fund to certain risks associated with the loan agent. Syndicated loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. Certain syndicated loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

Leveraged Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Below investment-grade leveraged loans are typically more credit sensitive. Leveraged loans may not be considered “securities” for purposes of the federal securities laws and, as a result, as a purchaser of these instruments, the Fund may not be entitled to the anti-fraud protections of the federal securities laws.

Liquidity Risk – Quarterly Repurchases [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk – Quarterly Repurchases. The Fund is a closed-end investment company structured as an “interval fund” and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Adviser does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s common shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

Liquidity Risk – Underlying Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk – Underlying Investments. The Fund’s investments, such as in Target Securities, are subject to liquidity risk. This liquidity risk exists because particular investments of the Fund may be difficult to sell, possibly preventing the Fund from selling them at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices, in order to satisfy its 5% quarterly repurchase obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, private investments derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Leveraging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leveraging Risk. The Fund is authorized to use leverage for investment purposes and to satisfy redemption requests. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, or borrowing money to satisfy repurchase offers will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments. The Fund’s may utilize reverse repurchase agreements. Reverse repurchase agreements subject the Fund to many of the same risks as the Fund’s use of leverage. In addition, there is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities.

CLO Manager Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CLO Manager Risk. CLOs are managed by investment advisers independent of the Adviser and the Sub-Adviser. CLO managers are responsible for selecting, managing and replacing the underlying bank loans within a CLO. CLO managers may have limited operating histories, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLO securities in which the Fund invests.

Investment Focus Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Focus Risk. Because the Fund invests primarily in CLO securities it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underling these CLO securities. The Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and or markets.

Newly Issued Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Newly Issued Securities Risk. The credit obligations in which the Fund invests may include newly issued securities, or “new issues,” such as initial debt offerings. New issues may have a magnified impact on the performance of the Fund during periods in which it has a small asset base. The impact of new issues on the Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s returns. New issues may not be consistently available to the Fund for investing, particularly as the Fund’s asset base grows. Certain new issues, such as initial debt offerings, may be volatile in price due to the absence of a prior trading market, limited quantities available for trading and limited information about the issuer. The Fund may hold new issues for a short period of time. This may increase the Fund’s portfolio turnover and may lead to increased expenses for the Fund, such as transaction costs. In addition, new issues can experience an immediate drop in value after issuance if the demand for the securities does not continue to support the offering price.

Extended Settlement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Extended Settlement Risk. Newly issued CLO securities purchased in the primary market typically experience delayed or extended settlement periods, possibly longer than seven days. In the period following such a purchase and prior to settlement these CLO securities may be considered less liquid than similar CLOs available in the secondary market. In such circumstances the Fund bears a risk of loss if the value of the CLO declines before the settlement date or if the Fund is required to sell the CLO security prior to settlement. There is also the risk that the security will not be issued or that the counterparty will not meet its obligation, resulting in a loss of the investment opportunity.

Private Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Credit Risk. Typically, private credit investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, meaning the Fund may not be able to resell some of its holdings for extended periods, which may be several years. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations.

Underlying Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Underlying Fund Risk. The Underlying Funds in which the Fund may invest include funds that are not registered as investment companies under the 1940 Act and are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act. As a result, the Fund as an investor in these Underlying Funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the Underlying Funds’ investments. Investments in the Underlying Funds generally will be illiquid and generally may not be transferred without the consent of the Fund. The Fund may be unable to liquidate its investment in an Underlying Fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in an Underlying Fund, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from an Underlying Fund except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the Underlying Funds due to poor performance or other reasons. The fees paid by Underlying Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains.
While the Sub-Adviser generally conducts due diligence on the investments in Underlying Funds, the Sub-Adviser’s due diligence process may not reveal all facts that may be relevant in connection with an investment made by the Fund. In some cases, only limited information is available about an Underlying Fund in which the Sub-Adviser is considering an investment. There can be no assurance that the due diligence investigations undertaken by the Sub-Adviser will reveal or highlight all relevant facts (including fraud) that may be necessary or helpful in evaluating a particular investment opportunity, or that the Sub-Adviser’s due diligence will result in an investment being successful. In the event of fraud by any Underlying Fund or any of its managers or affiliates, the Fund may suffer a partial or total loss of capital invested in that Fund investment. There can be no assurances that any such losses will be offset by gains (if any) realized on the Fund’s other investments. An additional concern is the possibility of material misrepresentation or omission on the part of the Fund investment or the seller. Such inaccuracy or incompleteness may adversely affect the value of that investment. The Fund will rely upon the accuracy and completeness of representations made by Underlying Funds in the due diligence process to the extent reasonable when it makes its investments, but cannot guarantee such accuracy or completeness. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.

Business Development Company (“BDC”) Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Business Development Company (“BDC”) Risk. Investments in BDCs may be subject to a high degree of risk. BDCs are closed-end investment companies that typically invest in and/or lend to small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. A BDC's portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. Additionally, a BDC’s portfolio typically will include a substantial amount of investments originated or otherwise acquired in private transactions, which are often illiquid and may be difficult to value. Additionally, the Small Business Credit Availability Act, which was signed into law in March 2018, permits BDCs to adopt a lower asset coverage ratio than that which would typically apply under the 1940 Act, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks insofar as gains and losses may be greater than an investment in an unleveraged fund. Shares of listed BDCs, which trade on public exchanges at market value rather than at their net asset value, may at times be subject to greater market volatility and more susceptible to shifts in retail investor sentiment than interests in non-traded BDCs. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by BDCs in which it invests, in addition to the fees and expenses regularly borne by the Fund. Fees and expenses of BDCs are generally higher than those of other registered investment companies.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Risk. The value of investments denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. The fund may be unable or may choose not to hedge its foreign currency exposure.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk. Derivatives and other similar instruments (referred to collectively as “derivatives”) are financial instruments whose values are based on the value of one or more reference assets or indicators, such as a security, currency, interest rate, or index. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Moreover, although the value of a derivative is based on an underlying asset or indicator, a derivative typically does not carry the same rights as would be the case if the Fund invested directly in the underlying securities, currencies or other assets.

Derivatives are subject to a number of risks, such as potential changes in value in response to market developments or, in the case of “over-the-counter” derivatives, as a result of a counterparty’s credit quality and the risk that a derivative transaction may not have the effect the Adviser anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not achieve the desired correlation with the underlying asset or indicator. Derivative transactions can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. The use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders of the Fund.

Many derivative transactions are entered into “over-the-counter” without a central clearinghouse; as a result, the value of such a derivative transaction will depend on, among other factors, the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). Counterparty risk also refers to the related risks of having concentrated exposure to such a counterparty. A liquid secondary market may not always exist for the Fund’s derivative positions at any time, and the Fund may not be able to initiate or liquidate a swap position at an advantageous time or price, which may result in significant losses. The Fund may also face the risk that it may not be able to meet margin and payment requirements and maintain a derivatives position.

Derivatives are also subject to operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human errors. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Currency Management Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Management Strategies Risk.  Currency management strategies, including the use of forward currency contracts, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Sub-Adviser anticipates. In addition, currency management strategies, to the extent that such strategies reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. There is no assurance that the Sub-Adviser’s use of currency management strategies will benefit the Fund or that they will be, or can be, used at appropriate times. Furthermore, there may not be a perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency or exposed to that currency. Currency markets are generally less regulated than securities markets.

Repurchase Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Policy Risk. Quarterly repurchases by the Fund of its common shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased common shares may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Fund may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.
Repurchase of common shares will tend to reduce the number of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, a repurchase of common shares submitted by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the repurchase of common shares within six months from the date of their purchase will not be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the repurchase of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such repurchase.

Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distribution Policy Risk. The Fund’s distribution policy does not include a fixed annual rate of the Fund’s current net asset value per share. Distributions will be calculated and paid quarterly. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

RIC Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
RIC Status Risk. Although the Fund intends to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”), no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to corporate-level federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Fund’s shareholders, the Fund must, among other things, meet certain source-of-income, asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes to its shareholders dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to the sum of 90% of the Fund’s investment company taxable income (generally, the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any), and 90% of the Fund’s net tax-exempt interest income (if any). Statutory limitations on distributions on the Shares if the Fund is leveraged and fails to satisfy the 1940 Act’s asset coverage requirements could jeopardize the Fund’s ability to meet such distribution requirements. The Fund presently intends, however, to purchase or redeem any outstanding leverage to the extent necessary in order to maintain compliance with such asset coverage requirements.

Large Shareholder Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Large Shareholder Risk. The Adviser and/or its affiliates have provided the initial seed capital of the Fund and may purchase additional shares from time to time. To the extent a large proportion of the shares of the Fund are held by a small number of shareholders (or a single shareholder), including the Adviser and/or its affiliates, the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of shares tendered by a small number of shareholders (or a single shareholder) may exceed the number of shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder. Any repurchases of the Adviser’s or its affiliate’s shares will be made on the same terms and subject to the same limitations as other shareholders.

New Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

Active Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Active Management Risk.  In managing the Fund’s portfolio, the Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. Investment decisions made by the Adviser in seeking to achieve the Fund’s investment objective may cause a decline in the value of the investments held by the Fund and, in turn, cause the Fund’s shares to lose value or underperform other funds with similar investment objectives.

Non-Diversified Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

Risks Related to Potential Conflicts of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Potential Conflicts of Interest. VEAC and PineBridge will experience conflicts of interest in connection with the management of the Fund, including with respect to the allocation of their time and resources between the Fund and other investment activities; the allocation of investment opportunities by PineBridge; their compensation; services provided by VEAC or PineBridge to issuers in which the Fund invests; investments by the Fund in other clients of VEAC or PineBridge; and the formation of additional investment funds by VEAC or PineBridge. In addition, PineBridge’s investment professionals will, from time to time, acquire confidential or material, non-public information concerning an entity in which the Fund has invested, or propose to invest, and the possession of such information generally will limit their ability to buy or sell particular securities of such entity on behalf of the Fund, thereby limiting the investment opportunities or exit strategies of the Fund.

Minimal Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective or implement its investment strategies. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. If the Fund fails to achieve its estimated size and the Expense Limitation is not renewed, expenses will be higher than expected.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		666 Third Avenue
Entity Address, Address Line Two		th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10017
Contact Personnel Name		Jonathan R. Simon, Esq.
Shares of Beneficial Interest [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Shares of Beneficial Interest
The Declaration of Trust authorizes the Fund’s issuance of an unlimited number shares of beneficial interest, without par value. There is currently no market for the Fund’s shares and the Fund does not expect for a market for its shares to develop in the foreseeable future. Pursuant to the Declaration of Trust and as permitted by Delaware law, shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General
Corporation Law of the State of Delaware, as amended (the “DGCL”) and therefore generally will not be personally liable for the Fund’s debts or obligations.

Security Title [Text Block]		Shares of Beneficial Interest
Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Shares
Under the terms of the Declaration of Trust, all shares, when consideration for shares is received by the Fund, will be fully paid and nonassessable. Distributions may be paid to shareholders if, as and when authorized and declared by the Board. Shares will have no preference, preemptive, appraisal, conversion, exchange or redemption rights, and will be freely transferable. The Declaration of Trust provides that the Board shall have the power to repurchase or redeem shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution for the applicable class, subject to any preferential rights of holders of the Fund’s outstanding preferred shares, if any. Each whole share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional share will be entitled to a proportionate fractional vote. Shareholders shall be entitled to vote on all matters on which a vote of shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election or removal of Trustees or on any other matter. Under the Bylaws, the Fund is not required to hold annual meetings of shareholders. The Fund only expects to hold shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board.

Security Title [Text Block]		Shares
Security Dividends [Text Block]		Distributions may be paid to shareholders if, as and when authorized and declared by the Board.
Security Voting Rights [Text Block]		Each whole share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional share will be entitled to a proportionate fractional vote. Shareholders shall be entitled to vote on all matters on which a vote of shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election or removal of Trustees or on any other matter.
Security Liquidation Rights [Text Block]		Shares will have no preference, preemptive, appraisal, conversion, exchange or redemption rights, and will be freely transferable.
Security Preemptive and Other Rights [Text Block]		Shares will have no preference, preemptive, appraisal, conversion, exchange or redemption rights, and will be freely transferable.
Preferred Shares and Other Securities [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Preferred Shares and Other Securities
The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than common shares of beneficial interest (including preferred Shares, debt securities or other senior securities), by action of the Board without the approval of shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.
Preferred Shares could be issued with rights and preferences that would adversely affect shareholders. Preferred shares could also be used as an anti-takeover device. Every issuance of preferred shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of preferred shares and before any distribution is made with respect to the shares and before any purchase of shares is made, the aggregate involuntary liquidation preference of such preferred shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of preferred shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred shares.

Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Liquidation Rights [Text Block]		(i) immediately after issuance of preferred shares and before any distribution is made with respect to the shares and before any purchase of shares is made, the aggregate involuntary liquidation preference of such preferred shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be

[1]	Other expenses are estimated for the current fiscal year based on the Fund’s fees (“Other Expenses”).
[2]	The Adviser has agreed to waive the fees payable to it or to pay or absorb the Other Expenses of the Fund, including, without limitation, organization and offering expenses (excluding management fee payments; brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest and commitment fees; short dividend expense; acquired fund fees; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business – collectively, the “Exclusions”), to the extent necessary to limit the Other Expenses of the Fund less the Exclusions to the annual rate of 0.50% of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will continue until at least September 1, 2027. The Expense Limitation may be terminated by the Board upon thirty days’ written notice to the Adviser. The Expense Limitation may not be terminated by the Adviser without the consent of the Fund’s Board of Trustees. For a period not to exceed three years from the date on which a waiver is made, the Adviser may recoup amounts waived or assumed pursuant to the Expense Limitation, provided it is able to effect such recoupment without causing the Fund’s Other Expenses (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, or (b) the expense limit in effect at the time of recoupment. Additionally, the Adviser has agreed to partially waive its management fee in an amount equal to an annual rate of 0.50% based on the Fund’s average daily net assets through September 1, 2027. Separately, the Adviser has agreed to waive the fees payable to it by the Fund by any amount the Adviser or its affiliates collect as a management fee from investments in the investment companies managed by the Adviser or its affiliates.